Debt securities - Disclosure of detailed information about debt instruments explanatory (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instruments
Financial assets held for trading	€ 230,253	€ 176,921	€ 156,118
Non-trading financial assets mandatorily at fair value through profit or loss	6,130	5,910	5,713
Financial assets at fair value through other comprehensive income	89,898	83,308	85,239
Financial assets at amortised cost	1,203,707	1,191,403	1,147,044
Total financial assets	283,497	243,203	193,716
Debt securities
Debt Instruments
Financial assets held for trading	82,646	62,124	41,403
Non-trading financial assets mandatorily at fair value through profit or loss	447	860	1,134
Financial assets designated at fair value through profit or loss	2,897	3,095	2,542
Financial assets at fair value through other comprehensive income	76,558	73,565	75,083
Financial assets at amortised cost	120,949	103,559	73,554
Total financial assets	283,497	243,203	193,716
Gross carrying amount | Debt securities
Debt Instruments
Total financial assets	283,846	243,489	193,942
Gross carrying amount | Debt securities | Financial instruments credit-impaired
Debt Instruments
Total financial assets	701	461	404
Gross carrying amount | Debt securities | Euro
Debt Instruments
Total financial assets	118,456	90,857	63,903
Gross carrying amount | Debt securities | Pound sterling
Debt Instruments
Total financial assets	15,630	9,284	6,732
Gross carrying amount | Debt securities | US dollar
Debt Instruments
Total financial assets	48,189	38,161	37,749
Gross carrying amount | Debt securities | Brazilian real
Debt Instruments
Total financial assets	44,432	46,190	35,841
Gross carrying amount | Debt securities | Other currencies
Debt Instruments
Total financial assets	57,139	58,997	49,717
Gross carrying amount | Spanish government debt securities
Debt Instruments
Total financial assets	56,919	40,321	26,876
Gross carrying amount | Foreign government debt securities
Debt Instruments
Total financial assets	164,747	145,732	121,018
Gross carrying amount | Issued by financial institutions
Debt Instruments
Total financial assets	16,776	14,681	10,176
Gross carrying amount | Other fixed-income securities
Debt Instruments
Total financial assets	44,703	42,294	35,468
Accumulated impairment
Debt Instruments
Total financial assets	(349)	(286)	(226)
Accumulated impairment | Debt securities
Debt Instruments
Total financial assets	€ (349)	€ (286)	€ (226)	€ (215)